Average Annual Total Returns - Regents Park Hedged Market Strategy ETF		12 Months Ended	45 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [2]
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	12.81%
Regents Park Hedged Market Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.42%	5.94%
Performance Inception Date		Mar. 30, 2022
Regents Park Hedged Market Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.79%	3.89%
Regents Park Hedged Market Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.99%	3.79%

[1]	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	Inception date is March 30, 2022.